Quarterly Report
January 31, 2023
MFS®  Emerging Markets Debt Local Currency Fund
EML-Q1

Portfolio of Investments
1/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 84.6%
Bermuda – 0.3%
Government of Bermuda, 5%, 7/15/2032 (n)		$1,409,000	$1,414,682
Brazil – 10.2%
Federative Republic of Brazil, 10%, 1/01/2025	BRL	191,966,000	$36,115,582
Federative Republic of Brazil, 10%, 1/01/2027		72,340,000	13,091,790
			$49,207,372
Chile – 4.5%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		$936,000	$884,520
Republic of Chile, 2.5%, 3/01/2025	CLP	8,500,000,000	9,959,933
Republic of Chile, 4.7%, 9/01/2030		5,510,000,000	6,573,741
Republic of Chile, 7%, 5/01/2034		1,660,000,000	2,377,299
Republic of Chile, 6%, 1/01/2043		1,250,000,000	1,680,420
			$21,475,913
China – 6.1%
China Development Bank, 3.45%, 9/20/2029	CNY	84,810,000	$12,837,582
People's Republic of China, 2.75%, 2/17/2032		59,650,000	8,700,820
Republic of China, 3.25%, 6/06/2026		53,270,000	8,063,191
			$29,601,593
Colombia – 3.8%
Empresas Publicas de Medellin E.S.P., 8.375%, 11/08/2027 (n)	COP	4,009,000,000	$650,126
Republic of Colombia, 7.5%, 8/26/2026		21,450,800,000	4,017,772
Republic of Colombia, 5.75%, 11/03/2027		76,766,000,000	12,849,089
Republic of Colombia, “B”, 7.75%, 9/18/2030		5,896,300,000	992,816
			$18,509,803
Czech Republic – 4.7%
Czech Republic, 2.4%, 9/17/2025	CZK	58,200,000	$2,460,771
Czech Republic, 2%, 10/13/2033		535,380,000	19,069,177
PPF Telecom Group B.V., 3.25%, 9/29/2027	EUR	1,000,000	994,691
			$22,524,639
Dominican Republic – 0.3%
Dominican Republic, 13.625%, 2/03/2033 (n)	DOP	75,500,000	$1,330,397
Egypt – 0.2%
Energean PLC, 6.5%, 4/30/2027 (n)		$1,114,000	$1,042,481
Guatemala – 0.4%
Banco Industrial S.A., 4.875% to 1/29/2026, FLR (CMT - 5yr. + 4.442%) to 1/29/2031 (n)		$760,000	$710,954
Central America Bottling Co., 5.25%, 4/27/2029 (n)		1,245,000	1,195,561
			$1,906,515
Hungary – 2.4%
Republic of Hungary, 5.5%, 6/24/2025	HUF	1,407,570,000	$3,459,988
Republic of Hungary, 6.25%, 9/22/2032 (n)		$927,000	958,342
Republic of Hungary, 2.25%, 4/20/2033	HUF	4,168,330,000	7,111,071
			$11,529,401
India – 0.5%
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)		$794,000	$703,371
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		1,720,000	1,657,650
			$2,361,021

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Indonesia – 6.0%
Republic of Indonesia, 9%, 3/15/2029	IDR	30,432,000,000	$2,280,593
Republic of Indonesia, 7%, 9/15/2030		115,476,000,000	7,849,749
Republic of Indonesia, 6.375%, 4/15/2032		41,065,000,000	2,676,129
Republic of Indonesia, 7.5%, 8/15/2032		103,331,000,000	7,244,682
Republic of Indonesia, 7.5%, 5/15/2038		71,483,000,000	5,001,139
Republic of Indonesia, 8.375%, 4/15/2039		32,266,000,000	2,436,933
Republic of Indonesia, 7.125%, 6/15/2042		19,893,000,000	1,344,735
			$28,833,960
Israel – 0.2%
Energean Israel Finance Ltd., 4.875%, 3/30/2026		$1,250,000	$1,167,188
Malaysia – 4.6%
Government of Malaysia, 3.733%, 6/15/2028	MYR	9,985,000	$2,371,420
Government of Malaysia, 4.232%, 6/30/2031		33,424,000	8,051,208
Government of Malaysia, 3.582%, 7/15/2032		21,370,000	4,917,692
Government of Malaysia, 3.757%, 5/22/2040		10,520,000	2,339,746
Government of Malaysia, 4.065%, 6/15/2050		20,945,000	4,694,783
			$22,374,849
Mexico – 12.0%
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		$1,096,000	$985,257
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		764,000	675,056
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026		400,000	353,433
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	10,559,900	484,954
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (z)		11,047,500	547,860
United Mexican States, 10%, 12/05/2024		23,970,000	1,275,837
United Mexican States, 5%, 3/06/2025		362,200,000	17,437,457
United Mexican States, 5.75%, 3/05/2026		70,850,000	3,407,445
United Mexican States, 8.5%, 5/31/2029		118,970,000	6,261,206
United Mexican States, 7.75%, 5/29/2031		171,000,000	8,584,826
United Mexican States, 7.5%, 5/26/2033		67,400,000	3,305,655
United Mexican States, 7.75%, 11/23/2034		100,400,000	4,969,215
United Mexican States, 8%, 11/07/2047		194,800,000	9,530,464
			$57,818,665
Peru – 2.7%
Banco de Credito del Peru, 4.65%, 9/17/2024 (z)	PEN	10,403,000	$2,510,789
Peru LNG, 5.375%, 3/22/2030		$1,360,000	1,127,766
Republic of Peru, 6.95%, 8/12/2031	PEN	19,516,000	4,756,515
Republic of Peru, 6.15%, 8/12/2032		13,325,000	3,028,915
Republic of Peru, 6.9%, 8/12/2037		3,047,000	703,432
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		$945,000	813,050
			$12,940,467
Poland – 5.4%
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$1,113,000	$924,224
Republic of Poland, 2.75%, 4/25/2028	PLN	5,206,000	1,032,787
Republic of Poland, 1.25%, 10/25/2030		49,103,000	8,115,252
Republic of Poland, 1.75%, 4/25/2032		91,788,000	14,962,141
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	921,000	790,099
			$25,824,503
Romania – 3.7%
Republic of Romania, 4.75%, 2/24/2025	RON	77,235,000	$16,312,858
Republic of Romania, 7.125%, 1/17/2033 (n)		$1,344,000	1,417,920
			$17,730,778

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Russia – 0.1%
Russian Federation, 7.75%, 9/16/2026 (a)(u)	RUB	354,632,000	$643,993
Serbia – 0.2%
Republic of Serbia, 6.5%, 9/26/2033 (n)		$1,193,000	$1,195,267
South Africa – 8.7%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.85%, 4/02/2026	ZAR	36,000,000	$1,998,033
Republic of South Africa, 10.5%, 12/21/2026		18,488,000	1,139,009
Republic of South Africa, 8%, 1/31/2030		348,497,000	18,350,170
Republic of South Africa, 7%, 2/28/2031		88,064,000	4,207,840
Republic of South Africa, 8.875%, 2/28/2035		132,897,000	6,597,496
Republic of South Africa, 9%, 1/31/2040		182,916,000	8,667,485
Transnet SOC Ltd. (Republic of South Africa), 13.5%, 4/18/2028		14,800,000	956,982
			$41,917,015
South Korea – 0.4%
SK Hynix, Inc., 6.25%, 1/17/2026 (n)		$790,000	$798,350
SK Hynix, Inc., 6.375%, 1/17/2028 (n)		883,000	896,416
			$1,694,766
Sri Lanka – 0.2%
Republic of Sri Lanka, 6.75%, 4/18/2028 (a)		$1,400,000	$474,110
Republic of Sri Lanka, 7.85%, 3/14/2029 (a)(n)		972,000	329,219
			$803,329
Thailand – 5.6%
Kingdom of Thailand, 3.775%, 6/25/2032	THB	491,243,000	$16,442,780
Kingdom of Thailand, 1.6%, 6/17/2035		100,242,000	2,671,661
Kingdom of Thailand, 3.3%, 6/17/2038		84,884,000	2,674,613
Kingdom of Thailand, 2%, 6/17/2042		192,332,000	4,951,132
			$26,740,186
Uruguay – 1.4%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	238,554,000	$5,714,008
Oriental Republic of Uruguay, 8.25%, 5/21/2031		45,486,000	1,055,969
			$6,769,977
Total Bonds			$407,358,760
Investment Companies (h) – 12.0%
Money Market Funds – 12.0%
MFS Institutional Money Market Portfolio, 4.29% (v)		58,071,351	$58,077,158

Other Assets, Less Liabilities – 3.4%			16,170,766
Net Assets – 100.0%			$481,606,684
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $58,077,158 and $407,358,760, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $19,372,942, representing 4.0% of net assets.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Banco de Credito del Peru, 4.65%, 9/17/2024	9/12/19	$3,112,248	$2,510,789
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028	12/10/14	748,468	547,860
Total Restricted Securities			$3,058,649
% of Net assets			0.6%
The following abbreviations are used in this report and are defined:
BZDIOVRA	Brazil Interbank Deposit Rate
CLOIS	Sinacofi Chile Interbank Rate Average
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
KLIBOR	Kuala Lumpur Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
THBFIX	Thai Baht Floating Rate Fixed
TIIE	Interbank Equilibrium Interest Rate
USA-CPI-U	Consumer Price Index - Urban Consumers
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 1/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	21,224,000	USD	4,162,140	Banco Santander S.A	2/02/2023	$18,858
BRL	20,930,181	USD	3,899,528	Barclays Bank PLC	2/02/2023	223,589
BRL	2,366,431	USD	464,070	BNP Paribas S.A.	2/02/2023	2,103

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
BRL	35,009,456	USD	6,647,153	Citibank N.A.	2/02/2023	$249,496
BRL	2,480,411	USD	486,422	Deutsche Bank AG	2/02/2023	2,204
BRL	21,066,505	USD	4,131,254	Goldman Sachs International	2/02/2023	18,718
BRL	4,940,496	USD	958,650	Goldman Sachs International	4/04/2023	3,560
BRL	17,048,531	USD	3,152,815	JPMorgan Chase Bank N.A.	2/02/2023	205,641
CLP	1,545,832,000	USD	1,863,234	Banco Santander S.A	3/06/2023	68,935
CLP	2,998,739,000	USD	3,192,695	Citibank N.A.	3/06/2023	555,494
CNH	52,283,244	USD	7,765,338	BNP Paribas S.A.	4/21/2023	11,683
CNH	2,897,796	USD	430,876	HSBC Bank	4/21/2023	165
CZK	121,761,408	USD	5,457,250	Morgan Stanley Capital Services, Inc.	4/21/2023	85,195
EUR	4,845,721	USD	5,260,907	HSBC Bank	4/21/2023	32,661
HUF	839,961,784	USD	2,223,220	Goldman Sachs International	4/21/2023	54,912
HUF	1,047,097,132	USD	2,412,110	Morgan Stanley Capital Services, Inc.	11/21/2023	298,465
IDR	42,501,948,078	USD	2,709,668	Barclays Bank PLC	2/09/2023	125,166
IDR	232,883,917,782	USD	14,673,550	Goldman Sachs International	2/09/2023	859,552
IDR	20,315,779,561	USD	1,299,146	Morgan Stanley Capital Services, Inc.	2/09/2023	55,895
MXN	11,147,397	USD	577,567	Morgan Stanley Capital Services, Inc.	4/21/2023	6,054
MYR	103,339,096	USD	22,800,457	Barclays Bank PLC	2/22/2023	1,450,838
PEN	2,595,936	USD	670,046	Barclays Bank PLC	2/03/2023	5,039
PEN	15,953,222	USD	4,136,275	Goldman Sachs International	2/03/2023	12,438
PHP	146,619,686	USD	2,578,019	Citibank N.A.	2/21/2023	105,368
PHP	133,019,050	USD	2,392,859	Goldman Sachs International	2/21/2023	41,613
PLN	426,991	USD	97,331	State Street Bank Corp.	4/21/2023	661
RON	4,695,807	USD	1,032,215	BNP Paribas S.A.	4/21/2023	1,027
SGD	15,331,296	USD	11,625,010	Merrill Lynch International	4/21/2023	64,151
THB	965,622,995	USD	29,172,900	JPMorgan Chase Bank N.A.	3/13/2023	197,052
TRY	57,928,349	USD	2,907,132	HSBC Bank	4/24/2023	32,162
TWD	286,041,565	USD	9,518,221	Barclays Bank PLC	2/03/2023	9,511
USD	7,351,077	KRW	9,047,705,473	Merrill Lynch International	2/02/2023	5,968
USD	7,373,963	KRW	9,047,705,473	Merrill Lynch International	4/28/2023	4,625
USD	522,329	MXN	9,956,054	JPMorgan Chase Bank N.A.	4/21/2023	1,081
USD	1,041,674	MYR	4,432,843	Barclays Bank PLC	2/22/2023	1,388
USD	348,281	PEN	1,335,212	Goldman Sachs International	2/03/2023	1,053
USD	1,207,520	THB	39,661,488	JPMorgan Chase Bank N.A.	3/13/2023	1,194
USD	9,638,493	TWD	286,041,565	Barclays Bank PLC	5/05/2023	21,388
USD	1,731,518	ZAR	29,921,662	HSBC Bank	4/21/2023	23,149
						$4,858,052
Liability Derivatives
JPY	616,001,187	USD	4,883,317	Merrill Lynch International	4/21/2023	$(99,224)
KRW	9,047,705,473	USD	7,351,077	Citibank N.A.	2/02/2023	(5,968)
KRW	9,047,705,473	USD	7,352,869	Merrill Lynch International	2/02/2023	(7,760)
MXN	28,905,883	USD	1,520,618	HSBC Bank	4/21/2023	(7,255)
MYR	3,196,348	USD	751,004	Barclays Bank PLC	2/22/2023	(895)
THB	135,459,571	USD	4,141,355	JPMorgan Chase Bank N.A.	3/13/2023	(21,278)
ZAR	1,929,438	USD	112,081	JPMorgan Chase Bank N.A.	4/21/2023	(1,921)
ZAR	27,578,667	USD	1,586,130	Morgan Stanley Capital Services, Inc.	4/21/2023	(11,533)
USD	9,695,946	AUD	13,876,064	Citibank N.A.	4/21/2023	(127,743)
USD	4,035,218	BRL	21,224,000	Banco Santander S.A	2/02/2023	(145,781)
USD	4,057,036	BRL	20,930,181	Barclays Bank PLC	2/02/2023	(66,080)
USD	435,376	BRL	2,366,431	BNP Paribas S.A.	2/02/2023	(30,796)
USD	6,799,828	BRL	35,009,456	Citibank N.A.	2/02/2023	(96,820)
USD	461,559	BRL	2,480,411	Deutsche Bank AG	2/02/2023	(27,066)
USD	3,984,111	BRL	21,066,505	Goldman Sachs International	2/02/2023	(165,861)
USD	3,343,308	BRL	17,048,531	JPMorgan Chase Bank N.A.	2/02/2023	(15,148)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	8,263,064	CAD	11,151,294	State Street Bank Corp.	4/21/2023	$(123,331)
USD	6,929,011	CLP	6,589,953,306	Barclays Bank PLC	3/06/2023	(1,307,916)
USD	351,925	CLP	303,095,721	Citibank N.A.	3/06/2023	(26,921)
USD	478,735	CLP	385,494,447	Goldman Sachs International	3/06/2023	(3,103)
USD	442,767	CLP	403,165,621	Morgan Stanley Capital Services, Inc.	3/06/2023	(61,159)
USD	5,440,347	COP	25,689,318,266	Goldman Sachs International	2/21/2023	(40,570)
USD	523,394	CZK	11,634,535	BNP Paribas S.A.	4/21/2023	(6,197)
USD	493,117	CZK	10,891,021	UBS AG	4/21/2023	(2,631)
USD	863,576	HUF	324,581,255	Goldman Sachs International	4/21/2023	(16,749)
USD	1,276,421	IDR	19,645,964,378	Barclays Bank PLC	2/09/2023	(33,943)
USD	326,829	IDR	5,101,803,012	BNP Paribas S.A.	2/09/2023	(13,456)
USD	6,348,911	KRW	9,047,705,473	Citibank N.A.	2/02/2023	(996,199)
USD	3,298,695	MXN	63,145,586	HSBC Bank	4/21/2023	(7,282)
USD	416,737	MXN	7,970,121	Morgan Stanley Capital Services, Inc.	4/21/2023	(538)
USD	840,578	MYR	3,698,543	Barclays Bank PLC	2/22/2023	(27,384)
USD	467,700	MYR	2,067,916	Morgan Stanley Capital Services, Inc.	2/22/2023	(17,592)
USD	3,998,498	PEN	15,421,008	Barclays Bank PLC	2/03/2023	(11,809)
USD	465,444	PEN	1,792,938	Citibank N.A.	2/03/2023	(818)
USD	3,675,320	PEN	14,271,635	Goldman Sachs International	5/02/2023	(10,917)
USD	909,370	RON	4,180,936	JPMorgan Chase Bank N.A.	4/21/2023	(10,583)
USD	77,275	TWD	2,366,719	Citibank N.A.	2/03/2023	(1,558)
USD	8,571,793	TWD	274,280,218	Merrill Lynch International	2/03/2023	(564,182)
USD	2,594,811	TWD	78,386,853	Merrill Lynch International	3/01/2023	(23,054)
USD	309,815	TWD	9,394,628	Morgan Stanley Capital Services, Inc.	2/03/2023	(3,109)
						$(4,142,130)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	15	$1,638,633	March – 2023	$884
U.S. Treasury Ultra Note 10 yr	Long	USD	107	12,968,734	March – 2023	160,686
Euro-Bund 10 yr	Short	EUR	42	6,247,244	March – 2023	61,060
						$222,630
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
1/25/28	CLP	4,864,007,000	centrally cleared	Daily CLOIS / Daily	5.405% / Semi-annually	$74,133	$—	$74,133
6/18/27	MXN	52,000,000	centrally cleared	8.98% / 28 Days	28 day TIIE / 28 days	36,131	—	36,131
7/27/32	THB	200,000,000	centrally cleared	2.47% / Quarterly	6-Month THBFIX / Semi-annually	15,051	—	15,051
4/13/32	USD	2,916,000	centrally cleared	3.116% / At Maturity	USA-CPI-U / At Maturity	88,060	—	88,060

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives − continued
Interest Rate Swaps − continued
5/12/32	USD	4,177,000	centrally cleared	2.921% / At Maturity	USA-CPI-U / At Maturity	$70,909	$—	$70,909
3/15/33	USD	3,122,000	centrally cleared	3.75% / Annual	Daily SOFR / Daily	(43,862)	95,911	52,049
						$240,422	$95,911	$336,333
Liability Derivatives
Interest Rate Swaps
1/02/25	BRL	38,488,000	centrally cleared	12.585% / At Maturity	Daily BZDIOVRA / Daily	$(26,582)	$—	$(26,582)
1/02/25	BRL	78,054,000	centrally cleared	12.72% / At Maturity	Daily BZDIOVRA / Daily	(20,635)	—	(20,635)
3/28/25	MXN	36,098,000	centrally cleared	6.24% / 28 Days	28 day TIIE / 28 days	(133,215)	—	(133,215)
4/09/25	MXN	144,884,000	centrally cleared	6.27% / 28 Days	28 day TIIE / 28 days	(520,264)	—	(520,264)
4/11/25	MXN	73,866,000	centrally cleared	5.98% / 28 Days	28 day TIIE / 28 days	(287,266)	—	(287,266)
						$(987,962)	$—	$(987,962)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
7/07/27	MYR	36,564,000	JPMorgan Chase Bank N.A.	3.65% / Quarterly	3-Month KLIBOR / Quarterly	$52,583	$—	$52,583
At January 31, 2023, the fund had cash collateral of $3,204,611 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Non - U.S. Sovereign Debt	$—	$387,936,052	$643,993	$388,580,045
Foreign Bonds	—	18,778,715	—	18,778,715
Mutual Funds	58,077,158	—	—	58,077,158
Total	$58,077,158	$406,714,767	$643,993	$465,435,918
Other Financial Instruments
Futures Contracts – Assets	$222,630	$—	$—	$222,630
Forward Foreign Currency Exchange Contracts – Assets	—	4,858,052	—	4,858,052
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,142,130)	—	(4,142,130)
Swap Agreements – Assets	—	388,916	—	388,916
Swap Agreements – Liabilities	—	(987,962)	—	(987,962)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Fixed Income Securities
Balance as of 10/31/22	$2,036,062
Change in unrealized appreciation or depreciation	(1,392,069)
Balance as of 1/31/23	$643,993
The net change in unrealized appreciation or depreciation from investments held as level 3 at January 31, 2023 is $(1,392,069). At January 31, 2023, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$75,804,189	$55,900,945	$73,636,761	$2,971	$5,814	$58,077,158
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$619,701	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2023, are as follows:
Mexico	15.6%
Brazil	14.2%
South Africa	8.9%
Thailand	6.9%
Malaysia	6.5%
China	6.3%
Indonesia	6.2%
United States	5.7%
Poland	5.5%
Other Countries	24.2%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Supplemental Information (unaudited) – continued
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.